Shareholder Report, Holdings (Details)	Jan. 31, 2025
Intelligent Real Estate ETF | Maxus Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Intelligent Real Estate ETF | Community Healthcare Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Intelligent Real Estate ETF | CBL & Associates Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Intelligent Real Estate ETF | Macerich Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Intelligent Real Estate ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Intelligent Real Estate ETF | Douglas Emmett, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Intelligent Real Estate ETF | Kilroy Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Apple Hospitality REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Gladstone Commercial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Intelligent Real Estate ETF | Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Intelligent Real Estate ETF | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Intelligent Real Estate ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Intelligent Real Estate ETF | Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Intelligent Real Estate ETF | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Intelligent Real Estate ETF | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Intelligent Real Estate ETF | Warehouse-Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Intelligent Real Estate ETF | Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Intelligent Real Estate ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Intelligent Real Estate ETF | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Intelligent Real Estate ETF | Single Tenant [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Residential REIT ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Residential REIT ETF | Apartment Investment and Management Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Residential REIT ETF | AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Residential REIT ETF | Mid-America Apartment Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Residential REIT ETF | Essex Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Residential REIT ETF | Independence Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Residential REIT ETF | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Residential REIT ETF | Sun Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Residential REIT ETF | BRT Apartments Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Residential REIT ETF | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Residential REIT ETF | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Residential REIT ETF | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Residential REIT ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Residential REIT ETF | Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Residential REIT ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Residential REIT ETF | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%